Equity - Additional information (Details) $ / shares in Units, € in Millions, $ in Millions					12 Months Ended
	Dec. 16, 2021	Dec. 15, 2021	Oct. 09, 2020 USD ($) $ / shares shares	Oct. 08, 2020 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2021 EUR (€) shares	Mar. 12, 2021 shares	Dec. 31, 2017 $ / shares
Disclosure of reserves within equity [line items]
Par value per share | $ / shares			$ 1		$ 1	$ 1	$ 1			$ 1
Initial public offering price | $ / shares							$ 17
Capital Increase | $			$ 3.2
Number of shares issued during the period			3,200,445
Total price for shares subscription | $				$ 6.1
Subscription price | $ / shares				$ 1.92		$ 3.05
Number of shares held in treasury						3,200,445	0	2,485,445
Toscana Aeroporti S.p.A.
Disclosure of reserves within equity [line items]
Total purchase price | €								€ 4.5
Employee
Disclosure of reserves within equity [line items]
Remaining shares held in treasury shares					125,000
Number of shares held in treasury								125,000	590,000
Minimum
Disclosure of reserves within equity [line items]
Outstanding common shares			160,022,262
Maximum
Disclosure of reserves within equity [line items]
Outstanding common shares			163,222,707
Subscription price | $ / shares						$ 1.92
Corporacion America S.A.
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica	96.18%	95.80%			96.18%	95.80%	95.37%
Corporacion America S.A. | Minimum
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica					95.80%	95.37%
Corporacion America S.A. | Maximum
Disclosure of reserves within equity [line items]
Percentage of ownership interest held by Inframerica					96.18%	95.80%